Note 19 - Financial Instruments (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Apr. 30, 2017
Contingent Consideration Liability [Member]
Fair Value Inputs, Weighted Average Discount Rate Increase	2.00%
Reduction in Fair Value of Contingent Consideration Liability	$ 2.1
Contingent Consideration Liability [Member] | Minimum [Member]
Fair Value Inputs, Discount Rate	3.00%
Fair Value Inputs, Discount Rate Data Point Concentration	9.50%
Contingent Consideration Liability [Member] | Maximum [Member]
Fair Value Inputs, Discount Rate	10.50%
Fair Value Inputs, Discount Rate Data Point Concentration	10.50%
Contingent Consideration Liability [Member] | Weighted Average [Member]
Fair Value Inputs, Discount Rate	9.50%
Interest Rate Swap [Member]
Derivative Asset, Notional Amount		$ 100.0
Derivative, Fixed Interest Rate		1.897%